Schedule of Investments (unaudited)
January 31, 2026
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 ClearBridge Large Cap Value Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 6.8%
Diversified Telecommunication Services — 1.2%
Comcast Corp., Class A Shares	963,408	$28,661,388
Entertainment — 0.8%
Walt Disney Co.	162,657	18,347,710
Interactive Media & Services — 4.8%
Alphabet Inc., Class A Shares	212,263	71,744,894
Meta Platforms Inc., Class A Shares	55,569	39,815,188
Total Interactive Media & Services		111,560,082

Total Communication Services		158,569,180
Consumer Discretionary — 5.6%
Broadline Retail — 1.9%
Amazon.com Inc.	187,000	44,749,100 *
Hotels, Restaurants & Leisure — 0.7%
Starbucks Corp.	162,183	14,912,727
Specialty Retail — 3.0%
Home Depot Inc.	97,831	36,646,514
O’Reilly Automotive Inc.	346,450	34,094,144 *
Total Specialty Retail		70,740,658

Total Consumer Discretionary		130,402,485
Consumer Staples — 2.6%
Beverages — 1.1%
PepsiCo Inc.	166,982	25,653,445
Household Products — 1.5%
Procter & Gamble Co.	233,200	35,392,764

Total Consumer Staples		61,046,209
Energy — 7.1%
Oil, Gas & Consumable Fuels — 7.1%
Chevron Corp.	286,034	50,599,415
ConocoPhillips	446,718	46,561,417
Enterprise Products Partners LP	1,302,168	43,218,956
Exxon Mobil Corp.	181,000	25,593,400

Total Energy		165,973,188
Financials — 22.0%
Banks — 7.8%
Bank of America Corp.	907,674	48,288,257
JPMorgan Chase & Co.	333,955	102,153,495
PNC Financial Services Group Inc.	141,900	31,686,270
Total Banks		182,128,022
Capital Markets — 2.7%
Charles Schwab Corp.	603,168	62,681,219
Consumer Finance — 3.2%
American Express Co.	113,547	39,987,847
Capital One Financial Corp.	159,650	34,952,174
Total Consumer Finance		74,940,021
Financial Services — 3.5%
Berkshire Hathaway Inc., Class B Shares	101,236	48,646,935 *
See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Visa Inc., Class A Shares	104,768	$33,717,485
Total Financial Services		82,364,420
Insurance — 4.8%
Marsh & McLennan Cos. Inc.	224,312	42,213,275
Progressive Corp.	87,304	18,159,232
Travelers Cos. Inc.	185,260	52,708,323
Total Insurance		113,080,830

Total Financials		515,194,512
Health Care — 17.6%
Health Care Equipment & Supplies — 2.0%
Becton Dickinson & Co.	228,046	46,402,800
Health Care Providers & Services — 5.6%
CVS Health Corp.	621,200	46,291,824
McKesson Corp.	55,758	46,346,607
UnitedHealth Group Inc.	134,113	38,481,043
Total Health Care Providers & Services		131,119,474
Life Sciences Tools & Services — 2.5%
Thermo Fisher Scientific Inc.	102,852	59,511,196
Pharmaceuticals — 7.5%
AstraZeneca PLC, ADR	289,900	26,894,023
Haleon PLC, ADR	3,308,721	34,642,309
Johnson & Johnson	363,501	82,605,602
Roche Holding AG, ADR	550,900	31,263,575
Total Pharmaceuticals		175,405,509

Total Health Care		412,438,979
Industrials — 13.3%
Aerospace & Defense — 3.6%
Boeing Co.	137,400	32,113,128 *
RTX Corp.	259,132	52,067,393
Total Aerospace & Defense		84,180,521
Commercial Services & Supplies — 0.9%
Veralto Corp.	210,946	20,879,435
Ground Transportation — 2.1%
XPO Inc.	340,143	50,378,580 *
Industrial Conglomerates — 1.1%
Honeywell International Inc.	109,200	24,845,185
Machinery — 5.6%
Deere & Co.	91,086	48,093,408
Illinois Tool Works Inc.	84,765	22,145,704
Parker-Hannifin Corp.	66,271	62,019,052
Total Machinery		132,258,164

Total Industrials		312,541,885
Information Technology — 11.1%
Communications Equipment — 1.7%
Motorola Solutions Inc.	98,292	39,566,462
Semiconductors & Semiconductor Equipment — 8.2%
Broadcom Inc.	142,832	47,320,242
See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2026 Quarterly Report

 ClearBridge Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Semiconductors & Semiconductor Equipment — continued
	Intel Corp.	882,369	$41,003,687 *
	Microchip Technology Inc.	704,543	53,488,904
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	148,000	48,922,880
Total Semiconductors & Semiconductor Equipment			190,735,713
Software — 1.2%
	Microsoft Corp.	66,058	28,424,097

Total Information Technology			258,726,272
Materials — 7.7%
Chemicals — 5.6%
	Air Products & Chemicals Inc.	200,571	54,655,597
	Linde PLC	77,900	35,597,963
	Sherwin-Williams Co.	113,606	40,289,232
Total Chemicals			130,542,792
Construction Materials — 2.1%
	Martin Marietta Materials Inc.	76,967	50,178,636

Total Materials			180,721,428
Real Estate — 1.0%
Specialized REITs — 1.0%
	American Tower Corp.	134,088	24,039,297

Utilities — 4.0%
Multi-Utilities — 4.0%
	Sempra	449,815	39,138,403
	WEC Energy Group Inc.	486,847	53,879,358

Total Utilities			93,017,761
Total Investments before Short-Term Investments (Cost — $1,323,962,578)			2,312,671,196
	Rate
Short-Term Investments — 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.496%	13,484,582	13,484,582 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.587%	13,484,582	13,484,582 (a)(b)

Total Short-Term Investments (Cost — $26,969,164)			26,969,164
Total Investments — 99.9% (Cost — $1,350,931,742)			2,339,640,360
Other Assets in Excess of Liabilities — 0.1%			1,473,794
Total Net Assets — 100.0%			$2,341,114,154

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $13,484,582 and the cost was $13,484,582 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Large Cap Value Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,312,671,196	—	—	$2,312,671,196
Short-Term Investments†	26,969,164	—	—	26,969,164
Total Investments	$2,339,640,360	—	—	$2,339,640,360

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$23,674,867	$80,469,651	80,469,651	$90,659,936	90,659,936

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$138,030	—	$13,484,582

ClearBridge Large Cap Value Fund 2026 Quarterly Report